Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Communication Services: 2.0%
212,643	(1)	Gray Television, Inc.	$ 2,283,786	0.6
233,463	(1)	Imax Corp.	2,112,840	0.6
369,983	(1)	Vonage Holdings Corp.	2,674,977	0.8
		7,071,603		2.0

		Consumer Discretionary: 8.7%
280,957		Callaway Golf Co.	2,871,380	0.8
143,498	(1)	CROCS, Inc.	2,438,031	0.7
22,620	(1)	Deckers Outdoor Corp.	3,031,080	0.9
29,867	(1)	Five Below, Inc.	2,102,039	0.6
29,110	(1)	Helen of Troy Ltd.	4,192,713	1.2
107,601		La-Z-Boy, Inc.	2,211,201	0.6
45,060		LCI Industries	3,011,360	0.9
33,703	(1)	Malibu Boats, Inc.	970,309	0.3
61,064	(1)	Meritage Homes Corp.	2,229,447	0.7
21,625	(1)	Murphy USA, Inc.	1,824,285	0.5
5,804		Pool Corp.	1,142,053	0.3
14,831	(1),(2)	RH	1,490,071	0.4
52,103	(2)	Shoe Carnival, Inc.	1,082,179	0.3
63,396		Winnebago Industries	1,763,043	0.5
		30,359,191		8.7

		Consumer Staples: 3.9%
119,921	(1)	BJ's Wholesale Club Holdings, Inc.	3,054,388	0.9
61,131	(2)	Energizer Holdings, Inc.	1,849,213	0.5
30,310	(1)	Freshpet, Inc.	1,935,899	0.6
301,600	(1)	Hostess Brands, Inc.	3,215,056	0.9
135,265	(1)	Performance Food Group Co.	3,343,751	1.0
		13,398,307		3.9

		Energy: 1.0%
62,872	(1)	Dril-Quip, Inc.	1,917,596	0.5
292,987		Parsley Energy, Inc.	1,678,816	0.5
		3,596,412		1.0

		Financials: 15.0%
36,156		Artisan Partners Asset Management, Inc.	776,992	0.2
62,323		Axis Capital Holdings Ltd.	2,408,784	0.7
70,656		Columbia Banking System, Inc.	1,893,581	0.6
89,983		Enterprise Financial Services Corp.	2,511,426	0.7
122,677		Essent Group Ltd.	3,231,312	0.9
68,117		Evercore, Inc.	3,137,469	0.9
55,137		First American Financial Corp.	2,338,360	0.7
473,106		First BanCorp. Puerto Rico	2,516,924	0.7
152,631		Heritage Insurance Holdings, Inc.	1,634,678	0.5
60,965		Independent Bank Group, Inc.	1,443,651	0.4
75,441		Lakeland Financial Corp.	2,772,457	0.8
225,638		OFG Bancorp	2,522,633	0.7
93,284	(1)	Pacific Premier Bancorp, Inc.	1,741,127	0.5
81,126		PennyMac Financial Services, Inc.	1,793,696	0.5
48,623		Pinnacle Financial Partners, Inc.	1,825,307	0.5
42,708		Piper Sandler Cos	2,159,744	0.6
165,013		Radian Group, Inc.	2,136,918	0.6
–		Redwood Trust, Inc.	–	–
14,125		Selective Insurance Group	702,012	0.2
24,028	(1)	ServisFirst Bancshares, Inc.	700,442	0.2
31,828		Signature Bank	2,558,653	0.7
80,659		Sterling Bancorp	842,887	0.3
84,424		Stifel Financial Corp.	3,485,023	1.0
80,648		Western Alliance Bancorp.	2,468,635	0.7
60,819		Wintrust Financial Corp.	1,998,512	0.6
112,377		WSFS Financial Corp.	2,800,435	0.8
		52,401,658		15.0

		Health Care: 16.7%
84,493	(1),(2)	Aerie Pharmaceuticals, Inc.	1,140,655	0.3
25,616	(1)	Amedisys, Inc.	4,701,561	1.4
162,648	(1)	Amicus Therapeutics, Inc.	1,502,867	0.4
71,895	(1)	Amphastar Pharmaceuticals, Inc.	1,066,922	0.3
41,808	(1)	Arena Pharmaceuticals, Inc.	1,755,936	0.5
52,108	(1)	Arrowhead Pharmaceuticals, Inc.	1,499,147	0.4
37,951	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,291,473	0.4
27,495	(1)	Blueprint Medicines Corp.	1,607,908	0.5
20,938	(1)	Catalent, Inc.	1,087,729	0.3
4,331		Chemed Corp.	1,876,189	0.5
31,652		Conmed Corp.	1,812,710	0.5
22,638	(1)	Emergent Biosolutions, Inc.	1,309,835	0.4
54,206		Encompass Health Corp.	3,470,810	1.0
74,166	(1)	Epizyme, Inc.	1,150,315	0.3
43,562	(1)	FibroGen, Inc.	1,513,779	0.4
23,689	(1)	Global Blood Therapeutics, Inc.	1,210,271	0.4
19,097	(1)	Haemonetics Corp.	1,903,207	0.6
34,506		Hill-Rom Holdings, Inc.	3,471,304	1.0
117,728	(1)	HMS Holdings Corp.	2,974,987	0.9
97,102	(1)	Immunomedics, Inc.	1,308,935	0.4
65,002	(1)	Insmed, Inc.	1,041,982	0.3
56,909	(1),(2)	Iovance Biotherapeutics, Inc.	1,703,571	0.5
65,920	(1)	Magellan Health, Inc.	3,171,411	0.9
43,174	(1)	Merit Medical Systems, Inc.	1,349,187	0.4
145,492		Patterson Cos., Inc.	2,224,573	0.6
30,785	(1)	PTC Therapeutics, Inc.	1,373,319	0.4
10,470	(1)	Reata Pharmaceuticals, Inc.	1,511,240	0.4
29,595	(1)	Repligen Corp.	2,857,101	0.8

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
168,693	(1)	Select Medical Holdings Corp.	$ 2,530,395	0.7
73,300	(1)	Syneos Health, Inc.	2,889,486	0.8
		58,308,805		16.7

		Industrials: 18.9%
188,543	(1)	Air Transport Services Group, Inc.	3,446,566	1.0
32,978		Alamo Group, Inc.	2,927,787	0.8
87,441		Altra Industrial Motion Corp.	1,529,343	0.4
44,449	(1)	Casella Waste Systems, Inc.	1,736,178	0.5
50,432		Crane Co.	2,480,246	0.7
28,644		Curtiss-Wright Corp.	2,646,992	0.8
114,382		Deluxe Corp.	2,965,925	0.8
64,944		EMCOR Group, Inc.	3,982,366	1.1
28,063	(1)	FTI Consulting, Inc.	3,361,106	1.0
45,427	(1)	Generac Holdings, Inc.	4,232,434	1.2
30,272	(1)	HUB Group, Inc.	1,376,468	0.4
41,275	(1)	Huron Consulting Group, Inc.	1,872,234	0.5
49,435		ICF International, Inc.	3,396,184	1.0
55,245		Matthews International Corp.	1,336,377	0.4
44,006		Regal Beloit Corp.	2,770,178	0.8
37,081	(1)	Saia, Inc.	2,726,937	0.8
38,806		Skywest, Inc.	1,016,329	0.3
78,563	(1)	SP Plus Corp.	1,630,182	0.5
47,063		Tetra Tech, Inc.	3,323,589	1.0
49,903	(1)	Trex Co., Inc.	3,999,226	1.1
78,331		Universal Forest Products, Inc.	2,913,130	0.8
85,346		US Ecology, Inc.	2,594,518	0.7
36,803		Watts Water Technologies, Inc.	3,115,374	0.9
66,048		Werner Enterprises, Inc.	2,394,900	0.7
38,683		Woodward, Inc.	2,299,318	0.7
		66,073,887		18.9

		Information Technology: 16.3%
16,797	(1)	CACI International, Inc.	3,546,687	1.0
69,119	(1)	Cardtronics plc	1,445,969	0.4
76,138	(1)	Commvault Systems, Inc.	3,082,066	0.9
79,764	(1)	Cornerstone OnDemand, Inc.	2,532,507	0.7
85,370		CSG Systems International, Inc.	3,572,734	1.0
50,609	(1)	Envestnet, Inc.	2,721,752	0.8
299,306	(1)	Harmonic, Inc.	1,724,003	0.5
50,156	(1)	Inphi Corp.	3,970,851	1.1
55,608		j2 Global, Inc.	4,162,259	1.2
99,179	(1)	LiveRamp Holdings, Inc.	3,264,973	0.9
51,322	(1)	Lumentum Holdings, Inc.	3,782,431	1.1
45,849		Mantech International Corp.	3,331,847	1.0
117,920	(1)	Onto Innovation, Inc.	3,498,686	1.0
65,612	(1)	Plexus Corp.	3,579,791	1.0
43,206	(1)	Silicon Laboratories, Inc.	3,690,224	1.1
28,292		SYNNEX Corp.	2,068,145	0.6
57,203	(1)	Verint Systems, Inc.	2,459,729	0.7
123,960	(1)	Verra Mobility Corp.	885,074	0.2
331,046	(1)	Viavi Solutions, Inc.	3,711,026	1.1
		57,030,754		16.3

		Materials: 2.2%
79,860		Commercial Metals Co.	1,260,990	0.4
69,692		Minerals Technologies, Inc.	2,527,032	0.7
73,066		PolyOne Corp.	1,386,062	0.4
59,334		Sensient Technologies Corp.	2,581,622	0.7
		7,755,706		2.2

		Real Estate: 7.9%
40,807		American Homes 4 Rent	946,722	0.3
164,029		Columbia Property Trust, Inc.	2,050,363	0.6
103,620		Cousins Properties, Inc.	3,032,957	0.9
132,730		Easterly Government Properties, Inc.	3,270,467	0.9
33,507		EastGroup Properties, Inc.	3,500,811	1.0
119,294		Hudson Pacific Properties, Inc.	3,025,296	0.9
173,184		Physicians Realty Trust	2,414,185	0.7
68,746		QTS Realty Trust, Inc.	3,987,956	1.1
32,815		RE/MAX Holdings, Inc.	719,305	0.2
16,739		Ryman Hospitality Properties	600,093	0.2
174,514		STAG Industrial, Inc.	3,930,055	1.1
		27,478,210		7.9

		Utilities: 3.3%
56,821		Black Hills Corp.	3,638,249	1.0
24,521		Idacorp, Inc.	2,152,698	0.6
38,814		NorthWestern Corp.	2,322,242	0.7
72,777		Portland General Electric Co.	3,488,929	1.0
		11,602,118		3.3

	Total Common Stock
	(Cost $419,507,180)	335,076,651		95.9

EXCHANGE-TRADED FUNDS: 1.6%
47,935		iShares Russell 2000 ETF	5,486,640	1.6

	Total Exchange-Traded Funds
	(Cost $6,307,827)	5,486,640		1.6

	Total Long-Term Investments
	(Cost $425,815,007)	340,563,291		97.5

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 1.1%
991,952	(3) Bank of America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $991,952, collateralized by various U.S. Government Agency Obligations, 3.000%-3.500%, Market Value plus accrued interest $1,011,791, due 12/20/49-03/20/50)	$ 991,952	0.2
1,000,000	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,020,000, due 04/15/20-01/01/59)	1,000,000	0.3
1,000,000	(3) MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,020,000, due 03/01/27-03/01/50)	1,000,000	0.3
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $3,991,952)	3,991,952	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,434,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $3,434,000)	$ 3,434,000	1.0

	Total Short-Term Investments
	(Cost $7,425,952)	7,425,952	2.1

	Total Investments in Securities (Cost $433,240,959)	$ 347,989,243	99.6
	Assets in Excess of Other Liabilities	1,374,137	0.4
	Net Assets	$ 349,363,380	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$335,076,651	$–	$–	$335,076,651
Exchange-Traded Funds	5,486,640	–	–	5,486,640
Short-Term Investments	3,434,000	3,991,952	–	7,425,952
Total Investments, at fair value	$343,997,291	$3,991,952	$–	$347,989,243

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $443,370,827.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 9,161,310
Gross Unrealized Depreciation	(104,542,894)
Net Unrealized Depreciation	$ (95,381,584)